Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses		Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Other* operating expenses
	(in millions)
2019	$2,958.5		$42.0	$1,054.5	$5.1	$59.3	$56.6	$8.4
2018	$2,914.1		$49.9	$1,190.5	$4.8	$64.6	$63.1	$9.9
2017	$2,992.9	54.5	$54.5	$1,266.1	$5.5	$64.2	$58.6	$22.5
* Includes amortization of deferred acquisition costs, amortization of value of business acquired and underwriting, general and administration expenses.